Stock-Based Compensation (Narrative) (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting period			3 years
Share-based compensation expense	$ 200,000	$ 0	$ 700,000	$ 0
Tax benefit from compensation expense	100,000	$ 0	$ 300,000	$ 0
Target performance level			100.00%
Share-based compensation, compensation cost not yet recognized	$ 2,500,000		$ 2,500,000
Share-based compensation, compensation cost not yet recognized, recognition period			2 years 6 months
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-established target levels			0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target performance level			150.00%
Pre-established target levels			150.00%
Performance shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares to be issued (approximately)			324,672